UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Global
Balanced Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Global Balanced Fund

1.883470.102

AGBL-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 52.3%
	Shares	Value
Australia - 0.9%
AMP Ltd.	56,997	$ 258,369
Australia & New Zealand Banking Group Ltd.	8,735	198,537
BHP Billiton Ltd.	17,636	698,500
Commonwealth Bank of Australia	13,030	700,762
Computershare Ltd.	28,816	234,022
Crown Ltd.	17,344	148,956
CSL Ltd.	7,430	245,544
Fortescue Metals Group Ltd.	56,690	303,920
Iluka Resources Ltd.	8,203	159,536
Macquarie Group Ltd.	11,707	316,918
Newcrest Mining Ltd.	2,423	86,737
QBE Insurance Group Ltd.	16,122	196,139
Rio Tinto Ltd.	3,436	252,272
Suncorp-Metway Ltd.	30,856	275,484
Telstra Corp. Ltd.	95,081	336,124
Wesfarmers Ltd.	10,090	324,560
WorleyParsons Ltd.	7,059	204,507
TOTAL AUSTRALIA		4,940,887
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	75,500	324,956
Bailiwick of Jersey - 0.5%
Experian PLC	64,300	870,990
Randgold Resources Ltd. sponsored ADR	4,700	537,727
Shire PLC	29,157	968,047
Wolseley PLC	12,600	436,271
TOTAL BAILIWICK OF JERSEY		2,813,035
Belgium - 0.0%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	12
Bermuda - 0.2%
Freescale Semiconductor Holdings I Ltd.	41,000	654,770
Jardine Strategic Holdings Ltd.	2,500	77,900
Lazard Ltd. Class A	6,600	189,552
Noble Group Ltd.	63,000	67,615
Pacific Basin Shipping Ltd.	162,000	77,081
Ports Design Ltd.	38,500	63,048
TOTAL BERMUDA		1,129,966
British Virgin Islands - 0.0%
Mail.ru Group Ltd. GDR (Reg. S) (a)	5,800	191,400
Common Stocks - continued
	Shares	Value
Canada - 4.2%
Agrium, Inc.	1,800	$ 145,095
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,900	88,063
Astral Media, Inc. Class A (non-vtg.)	1,000	35,153
Bank of Montreal (e)	6,800	395,285
Bank of Nova Scotia	12,600	647,497
Barrick Gold Corp.	10,600	522,838
Baytex Energy Corp.	3,700	212,683
BCE, Inc.	7,500	305,759
Bombardier, Inc. Class B (sub. vtg.)	9,400	43,496
Brookfield Asset Management, Inc. Class A	5,200	157,802
Brookfield Properties Corp.	5,300	91,491
Calfrac Well Services Ltd.	500	12,934
Canadian Imperial Bank of Commerce	4,400	334,580
Canadian National Railway Co.	5,100	384,655
Canadian Natural Resources Ltd.	11,900	471,372
Canadian Oil Sands Ltd.	2,800	69,417
Canadian Pacific	3,200	228,204
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	90,292
Celtic Exploration Ltd. (a)	6,200	114,262
Cenovus Energy, Inc.	15,300	558,292
CGI Group, Inc. Class A (sub. vtg.) (a)	4,500	90,875
Copper Mountain Mining Corp. (a)	12,400	64,550
Crescent Point Energy Corp.	2,300	105,189
Detour Gold Corp. (a)	700	19,560
Eldorado Gold Corp.	4,200	63,623
Enbridge, Inc.	9,300	349,927
European Goldfields Ltd. (a)	5,000	63,924
Finning International, Inc.	5,400	147,500
First Quantum Minerals Ltd.	7,800	170,818
Fortis, Inc.	3,100	103,225
Goldcorp, Inc.	11,100	536,874
Harry Winston Diamond Corp. (a)	15,100	176,637
Imperial Oil Ltd.	3,000	142,947
Inmet Mining Corp.	1,900	126,951
Intact Financial Corp.	3,250	191,613
Ivanhoe Mines Ltd. (a)	4,010	64,664
Keyera Corp.	149,423	6,997,661
Magna International, Inc. Class A (sub. vtg.)	1,700	70,221
Manulife Financial Corp.	17,100	199,692
Metro, Inc. Class A (sub. vtg.)	4,400	240,195
National Bank of Canada	2,200	165,030
New Gold, Inc. (a)	6,200	72,588
Common Stocks - continued
	Shares	Value
Canada - continued
Nexen, Inc.	11,800	$ 211,464
Open Text Corp. (a)	1,100	55,749
Pembina Pipeline Corp.	2,300	61,517
Penn West Petroleum Ltd.	5,300	115,487
Potash Corp. of Saskatchewan, Inc.	12,200	571,584
Precision Drilling Corp. (a)	8,600	88,251
Progressive Waste Solution Ltd.	900	20,437
Quebecor, Inc. Class B (sub. vtg.)	1,200	42,495
RioCan (REIT)	8,500	220,224
Rogers Communications, Inc. Class B (non-vtg.)	4,150	159,544
Royal Bank of Canada	13,700	715,501
Rubicon Minerals Corp. (a)	17,900	76,580
Silver Wheaton Corp.	4,000	142,688
Sun Life Financial, Inc.	5,600	112,195
Suncor Energy, Inc.	20,172	694,830
SXC Health Solutions Corp. (a)	5,400	341,744
Talisman Energy, Inc.	4,100	48,983
Teck Resources Ltd. Class B (sub. vtg.)	3,400	144,172
TELUS Corp.	3,900	219,823
The Toronto-Dominion Bank	8,200	634,084
Tim Hortons, Inc. (Canada)	2,800	136,433
Tourmaline Oil Corp. (a)	2,400	58,112
TransCanada Corp.	5,400	222,139
Trican Well Service Ltd.	2,300	38,259
Trinidad Drilling Ltd.	6,300	42,157
Valeant Pharmaceuticals International, Inc. (Canada) (a)	8,500	411,628
Vermilion Energy, Inc.	1,600	73,398
Westport Innovations, Inc. (a)	29,000	1,206,400
Yamana Gold, Inc.	12,200	211,090
TOTAL CANADA		22,150,402
Cayman Islands - 0.1%
Anta Sports Products Ltd.	83,000	83,586
Baidu.com, Inc. sponsored ADR (a)	700	89,264
China Mengniu Dairy Co. Ltd.	9,000	24,080
Shenguan Holdings Group Ltd.	140,000	79,611
SouFun Holdings Ltd. ADR	8,100	151,632
Tencent Holdings Ltd.	6,500	158,996
TOTAL CAYMAN ISLANDS		587,169
Common Stocks - continued
	Shares	Value
Denmark - 0.3%
Danske Bank A/S (a)	31,508	$ 460,145
Novo Nordisk A/S Series B	7,375	876,361
TOTAL DENMARK		1,336,506
France - 1.9%
Accor SA	9,600	291,683
Arkema SA	6,400	517,153
Atos Origin SA	10,516	528,444
BNP Paribas SA	19,736	835,590
Christian Dior SA	2,400	339,648
Compagnie Generale de Geophysique SA (a)	17,000	475,784
Danone	15,000	925,734
Iliad SA	3,511	424,229
JC Decaux SA (a)	20,400	517,234
LVMH Moet Hennessy - Louis Vuitton SA	4,963	802,332
PPR SA	6,100	959,813
Publicis Groupe SA	12,100	608,675
Remy Cointreau SA	3,300	290,526
Sanofi-aventis	26,210	1,943,137
Unibail-Rodamco	3,300	633,623
TOTAL FRANCE		10,093,605
Germany - 0.9%
Allianz AG	7,789	856,372
BASF AG	9,167	704,771
Bayer AG	14,600	1,022,404
Fresenius Medical Care AG & Co. KGaA	6,600	471,822
HeidelbergCement Finance AG	10,100	496,377
SAP AG	18,307	1,106,789
TOTAL GERMANY		4,658,535
Hong Kong - 0.2%
BOC Hong Kong (Holdings) Ltd.	48,000	126,882
Cheung Kong Holdings Ltd.	18,000	242,313
Hong Kong Exchanges and Clearing Ltd.	9,500	164,882
Hutchison Whampoa Ltd.	24,000	228,232
SJM Holdings Ltd.	61,000	109,175
Wharf Holdings Ltd.	34,000	193,340
TOTAL HONG KONG		1,064,824
Ireland - 0.5%
Accenture PLC Class A	6,000	344,040
Alkermes PLC (a)	26,000	489,060
Common Stocks - continued
	Shares	Value
Ireland - continued
CRH PLC	17,700	$ 351,680
Elan Corp. PLC (a)	39,300	533,333
Elan Corp. PLC sponsored ADR (a)	51,000	694,110
James Hardie Industries NV CDI	25,229	189,892
TOTAL IRELAND		2,602,115
Israel - 0.0%
Check Point Software Technologies Ltd. (a)	4,000	225,160
Italy - 0.6%
ENI SpA	54,800	1,214,103
Fiat Industrial SpA (a)	46,700	457,499
Intesa Sanpaolo SpA	171,758	327,990
Prada SpA	112,400	537,705
Prysmian SpA	26,100	391,898
TOTAL ITALY		2,929,195
Japan - 3.7%
Anritsu Corp. (e)	8,000	95,291
Asahi Kasei Corp.	134,000	847,278
Chiyoda Corp.	6,000	69,972
Cosmos Pharmaceutical Corp.	2,700	126,978
CyberAgent, Inc.	255	745,966
Dainippon Screen Manufacturing Co. Ltd.	43,000	361,577
Daito Trust Construction Co. Ltd.	3,700	348,498
Daiwa House Industry Co. Ltd.	13,000	164,227
DeNA Co. Ltd.	8,700	220,154
Digital Garage, Inc. (a)	104	301,509
Don Quijote Co. Ltd.	5,700	211,759
East Japan Railway Co.	6,600	427,273
Exedy Corp.	6,100	186,049
GREE, Inc. (e)	10,800	311,688
Hitachi Transport System Ltd.	8,700	147,910
Honda Motor Co. Ltd.	24,500	845,423
Ishikawajima-Harima Heavy Industries Co. Ltd.	33,000	86,580
Japan Tobacco, Inc.	138	678,867
JS Group Corp.	31,200	645,037
JTEKT Corp.	36,700	392,853
Kakaku.com, Inc.	2,100	68,044
Kao Corp.	8,700	228,941
KDDI Corp.	78	494,215
Kenedix Realty Investment Corp.	57	167,493
Kuraray Co. Ltd.	6,700	97,296
Common Stocks - continued
	Shares	Value
Japan - continued
Lawson, Inc.	10,200	$ 619,520
Makita Corp.	3,400	128,320
Marubeni Corp.	50,000	345,009
Mitsui & Co. Ltd.	42,100	714,645
Mitsui Fudosan Co. Ltd.	45,000	739,669
MS&AD Insurance Group Holdings, Inc.	9,200	188,634
Namco Bandai Holdings, Inc.	30,000	426,997
NHK Spring Co. Ltd.	46,000	441,112
Nissan Motor Co. Ltd.	50,200	473,486
Nitto Boseki Co. Ltd.	14,000	47,750
NOK Corp.	22,800	425,911
NTT Urban Development Co.	402	294,262
ORIX Corp.	5,520	516,301
Pioneer Corp. (a)	44,200	211,056
Rakuten, Inc.	538	542,729
Sega Sammy Holdings, Inc.	14,900	322,511
Shimadzu Corp.	52,000	452,945
Shin-Etsu Chemical Co., Ltd.	9,600	498,701
Shinsei Bank Ltd.	269,000	303,476
SMC Corp.	2,700	468,595
SOFTBANK CORP.	15,500	431,674
Stanley Electric Co. Ltd.	13,500	207,379
Start Today Co. Ltd.	4,000	78,079
Sumitomo Mitsui Financial Group, Inc.	34,000	1,087,187
Sundrug Co. Ltd.	8,500	251,889
Terumo Corp.	2,400	115,073
Toray Industries, Inc.	46,000	345,166
Toyo Engineering Corp.	25,000	104,618
Universal Entertainment Corp.	4,200	112,397
Yamato Kogyo Co. Ltd.	2,500	78,611
TOTAL JAPAN		19,244,580
Luxembourg - 0.1%
ArcelorMittal SA Class A unit	2,000	41,040
Millicom International Cellular SA (depositary receipt)	3,400	336,151
TOTAL LUXEMBOURG		377,191
Netherlands - 0.8%
AEGON NV (a)	94,400	458,574
ING Groep NV (Certificaten Van Aandelen) (a)	109,400	998,046
Koninklijke Philips Electronics NV	22,300	451,647
Common Stocks - continued
	Shares	Value
Netherlands - continued
LyondellBasell Industries NV Class A	37,700	$ 1,624,870
NXP Semiconductors NV (a)	32,400	687,852
TOTAL NETHERLANDS		4,220,989
Norway - 0.0%
Storebrand ASA (A Shares)	46,500	229,829
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	27,086	189,780
Singapore - 0.1%
DBS Group Holdings Ltd.	35,000	377,032
Keppel Corp. Ltd.	31,100	268,263
TOTAL SINGAPORE		645,295
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	106,291	932,548
Grifols SA (a)	24,900	454,323
Inditex SA	11,128	970,810
Mediaset Espana Comunicacion, S.A.	41,923	244,940
TOTAL SPAIN		2,602,621
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	24,608	805,675
Swedbank AB (A Shares)	46,046	661,378
Swedish Match Co. AB	12,800	445,798
TOTAL SWEDEN		1,912,851
Switzerland - 1.3%
ACE Ltd.	7,000	487,200
Adecco SA (Reg.)	10,149	481,175
Nestle SA	44,935	2,575,736
Roche Holding AG (participation certificate)	9,649	1,633,593
Schindler Holding AG (participation certificate)	4,473	519,602
UBS AG (a)	70,176	957,686
TOTAL SWITZERLAND		6,654,992
United Kingdom - 5.1%
Aegis Group PLC	362,245	900,877
Antofagasta PLC	20,000	407,554
ASOS PLC (a)	12,100	327,997
Aviva PLC	101,800	561,476
Barclays PLC	252,537	846,879
Barratt Developments PLC (a)	102,100	175,713
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bellway PLC	33,700	$ 391,430
BG Group PLC	94,882	2,130,860
BHP Billiton PLC	33,940	1,141,100
British American Tobacco PLC:
(United Kingdom)	30,300	1,395,437
sponsored ADR	7,700	710,017
British Land Co. PLC	72,076	555,009
Carphone Warehouse Group PLC	53,150	139,049
Filtrona PLC	74,800	446,783
GlaxoSmithKline PLC	52,200	1,161,272
HSBC Holdings PLC (United Kingdom)	164,200	1,372,084
Imagination Technologies Group PLC (a)	40,200	366,193
ITV PLC	243,800	287,787
Lloyds Banking Group PLC (a)	842,300	407,377
Meggitt PLC	96,600	552,637
Michael Page International PLC	58,300	357,508
Misys PLC	59,500	302,977
Next PLC	15,600	643,897
Old Mutual PLC	172,900	397,836
Persimmon PLC	39,500	327,757
Prudential PLC	43,058	476,325
Rolls-Royce Group PLC	55,961	648,671
Royal Dutch Shell PLC Class A (United Kingdom)	85,879	3,047,098
Standard Chartered PLC (United Kingdom)	55,687	1,346,280
SuperGroup PLC (a)	43,500	445,614
Ted Baker PLC	25,400	298,327
Tullow Oil PLC	22,800	499,466
Unilever PLC	35,900	1,160,324
Vodafone Group PLC	590,600	1,593,146
Xstrata PLC	62,800	1,063,463
TOTAL UNITED KINGDOM		26,886,220
United States of America - 29.9%
Accretive Health, Inc. (a)	7,000	187,810
Airgas, Inc.	10,000	789,300
Alexion Pharmaceuticals, Inc. (a)	7,000	537,320
Altera Corp.	6,000	238,740
American Tower Corp.	30,000	1,905,300
Ameriprise Financial, Inc.	25,000	1,338,750
Amgen, Inc.	30,000	2,037,300
Analog Devices, Inc.	4,000	156,520
Apple, Inc. (a)	16,700	7,623,216
Common Stocks - continued
	Shares	Value
United States of America - continued
Applied Micro Circuits Corp. (a)	400	$ 3,132
AutoZone, Inc. (a)	3,100	1,078,428
Bank of America Corp.	75,000	534,750
BB&T Corp.	73,000	1,984,870
BBCN Bancorp, Inc. (a)	50,000	506,000
Beam, Inc.	19,700	1,030,507
Biogen Idec, Inc. (a)	25,700	3,030,544
Broadcom Corp. Class A	12,000	412,080
Cameron International Corp. (a)	32,000	1,702,400
CF Industries Holdings, Inc.	6,000	1,064,280
Citrix Systems, Inc. (a)	108,000	7,042,680
Comerica, Inc.	19,000	525,730
Continental Resources, Inc. (a)	15,000	1,210,200
Cummins, Inc.	32,400	3,369,600
Dollar General Corp. (a)	11,000	468,710
Dr Pepper Snapple Group, Inc.	9,000	349,380
Duke Energy Corp.	48,000	1,022,880
Dunkin' Brands Group, Inc. (a)	300	8,295
Edwards Lifesciences Corp. (a)	94,000	7,770,980
El Paso Electric Co.	22,500	783,000
Elizabeth Arden, Inc. (a)	20,000	719,400
EMC Corp. (a)	13,000	334,880
Equinix, Inc. (a)	300	35,988
Estee Lauder Companies, Inc. Class A	62,000	3,591,660
Fair Isaac Corp.	23,000	833,520
Fairchild Semiconductor International, Inc. (a)	15,000	209,700
FedEx Corp.	21,000	1,921,290
Fifth Third Bancorp	537,000	6,986,370
Fluor Corp.	3,100	174,344
Freeport-McMoRan Copper & Gold, Inc.	24,000	1,109,040
G-III Apparel Group Ltd. (a)	55,700	1,271,631
H.B. Fuller Co.	17,000	486,540
HMS Holdings Corp. (a)	2,000	66,020
Home Depot, Inc.	15,000	665,850
Humana, Inc.	6,000	534,120
Illumina, Inc. (a)	7,000	362,320
Intuit, Inc.	149,000	8,409,560
J.B. Hunt Transport Services, Inc.	27,000	1,378,890
Las Vegas Sands Corp.	11,000	540,210
Lincoln National Corp.	99,000	2,132,460
Linear Technology Corp.	3,000	99,960
Lorillard, Inc.	4,000	429,560
Common Stocks - continued
	Shares	Value
United States of America - continued
lululemon athletica, Inc. (a)	1,900	$ 119,947
Mako Surgical Corp. (a)	9,000	322,020
Manitowoc Co., Inc.	17,300	232,512
Marten Transport Ltd.	17,000	371,450
Masco Corp.	8,000	96,560
MasterCard, Inc. Class A	14,000	4,977,980
McDonald's Corp.	15,700	1,555,085
Mead Johnson Nutrition Co. Class A	7,400	548,266
Medivation, Inc. (a)	14,000	775,740
Michael Kors Holdings Ltd.	15,500	479,725
Microsoft Corp.	89,000	2,628,170
Morgan Stanley	95,400	1,779,210
National Oilwell Varco, Inc.	8,000	591,840
NIKE, Inc. Class B	16,000	1,663,840
Noble Energy, Inc.	17,900	1,801,993
Nu Skin Enterprises, Inc. Class A	17,000	849,150
Nuance Communications, Inc. (a)	36,000	1,026,720
Oasis Petroleum, Inc. (a)	15,000	506,100
Ocwen Financial Corp. (a)	16,000	230,240
ON Semiconductor Corp. (a)	24,000	208,800
ONEOK, Inc.	5,000	415,800
Perrigo Co.	50,100	4,789,560
Pioneer Natural Resources Co.	3,000	297,900
Prestige Brands Holdings, Inc. (a)	83,000	1,065,720
PulteGroup, Inc. (a)	349,000	2,600,050
Reliance Steel & Aluminum Co.	9,000	478,800
Reynolds American, Inc.	14,000	549,220
Rosetta Resources, Inc. (a)	2,000	95,980
salesforce.com, Inc. (a)	25,100	2,931,680
SM Energy Co.	7,000	508,060
Stanley Black & Decker, Inc.	4,000	280,720
Starbucks Corp.	26,000	1,246,180
SunTrust Banks, Inc.	48,000	987,360
Texas Instruments, Inc.	19,000	615,220
The Coca-Cola Co.	26,000	1,755,780
The Mosaic Co.	4,200	235,074
TIBCO Software, Inc. (a)	8,000	208,560
TJX Companies, Inc.	65,000	4,429,100
Torchmark Corp.	28,000	1,278,760
Union Pacific Corp.	69,500	7,944,545
United Rentals, Inc. (a)	5,000	191,200
UnitedHealth Group, Inc.	65,800	3,407,782
Common Stocks - continued
	Shares	Value
United States of America - continued
USG Corp. (a)	7,000	$ 89,880
Visa, Inc. Class A	2,800	281,792
W.R. Grace & Co. (a)	58,800	3,148,152
Wal-Mart Stores, Inc.	107,000	6,565,520
Weight Watchers International, Inc.	5,000	380,650
WellPoint, Inc.	9,000	578,880
Wells Fargo & Co.	127,000	3,709,670
WESCO International, Inc. (a)	29,000	1,823,520
Wyndham Worldwide Corp.	34,000	1,351,840
Yum! Brands, Inc.	15,000	949,950
TOTAL UNITED STATES OF AMERICA		156,964,268
TOTAL COMMON STOCKS (Cost $244,938,896)		274,976,383
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Hugo Boss AG (non-vtg.)	3,300	294,151
ProSiebenSat.1 Media AG	46,000	1,079,373
Volkswagen AG	5,400	955,968
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,653,360)		2,329,492
Nonconvertible Bonds - 13.9%
		Principal Amount (d)
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	327,004
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	268,792
Rio Tinto Finance Ltd. (United States) 9% 5/1/19		250,000	347,909
Westpac Banking Corp. 4.875% 11/19/19		600,000	645,476
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	524,841
TOTAL AUSTRALIA			2,114,022
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	538,306
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Belgium - 0.1%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	300,000	$ 406,513
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	188,345
TOTAL BELGIUM			594,858
Bermuda - 0.2%
Li & Fung Ltd. 5.25% 5/13/20		1,000,000	1,031,800
Brazil - 0.1%
Telemar Norte Leste SA 5.125% 12/15/17 (Reg. S)	EUR	250,000	327,396
British Virgin Islands - 0.2%
CLP Power Hong Kong Financing Ltd. 4.75% 7/12/21		400,000	427,427
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	420,299
TOTAL BRITISH VIRGIN ISLANDS			847,726
Canada - 0.1%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	256,999
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	215,284
TOTAL CANADA			472,283
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	195,298	273,815
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	489,611
IPIC GMTN Ltd. 5.875% 3/14/21 (Reg S.)	EUR	350,000	453,800
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	204,547
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	196,332
TOTAL CAYMAN ISLANDS			1,618,105
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	308,679
France - 1.0%
Arkema SA 4% 10/25/17	EUR	250,000	329,397
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	523,585
Compagnie de St. Gobain 1.526% 4/11/12 (h)	EUR	175,000	228,819
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	344,420
Credit Logement SA:
2.026% (g)(h)	EUR	150,000	98,015
2.573% (g)(h)	EUR	250,000	153,704
EDF SA:
4.625% 9/11/24	EUR	150,000	207,336
5.5% 10/17/41	GBP	400,000	635,574
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
France - continued
Eutelsat SA 5% 1/14/19	EUR	300,000	$ 405,384
Iliad SA 4.875% 6/1/16	EUR	500,000	668,623
Safran SA 4% 11/26/14	EUR	400,000	532,616
Societe Fonciere Lyonnaise SA 4.625% 5/25/16	EUR	400,000	504,241
Societe Generale SCF 4% 7/7/16	EUR	450,000	623,009
TOTAL FRANCE			5,254,723
Germany - 0.2%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	225,624
Kinove German Bondco GmbH 10% 6/15/18 (Reg. S)	EUR	250,000	326,170
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	312,605
TOTAL GERMANY			864,399
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	400,780
India - 0.0%
Export-Import Bank of India 0.6957% 6/7/12 (h)	JPY	20,000,000	261,000
Ireland - 0.3%
Bank of Ireland 1.0576% 2/15/12 (h)	GBP	550,000	849,464
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	715,106
TOTAL IRELAND			1,564,570
Isle of Man - 0.0%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	304,557
Italy - 0.5%
Intesa Sanpaolo SpA:
2.9061% 2/24/14 (f)(h)		400,000	368,701
3.75% 11/23/16	EUR	350,000	437,316
4.375% 8/16/16	EUR	500,000	648,212
6.375% 11/12/17 (h)	GBP	150,000	209,923
Pirelli & C SpA 5.125% 2/22/16	EUR	500,000	648,815
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	260,705
TOTAL ITALY			2,573,672
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	474,964
Korea (South) - 0.5%
Export-Import Bank of Korea:
5% 4/11/22		200,000	205,100
5.875% 1/14/15		500,000	537,775
Kookmin Bank 5.875% 6/11/12		200,000	202,514
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Korea (South) - continued
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		$ 190,000	$ 202,054
Korea Resources Corp. 4.125% 5/19/15		610,000	623,072
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	459,746
5% 9/30/14 (Reg. S)		200,000	208,997
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	305,206
TOTAL KOREA (SOUTH)			2,744,464
Luxembourg - 0.7%
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	300,000	376,690
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	205,512
6.58% 10/31/13	GBP	100,000	165,086
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	338,432
7.125% 4/23/15	EUR	150,000	215,812
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	379,844
SB Capital SA:
4.95% 2/7/17 (Reg. S)		550,000	550,000
6.125% 2/7/22 (Reg. S)		500,000	500,000
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	295,500
Tyco Electronics Group SA:
1.6% 2/3/15		200,000	199,592
3.5% 2/3/22		300,000	298,821
TOTAL LUXEMBOURG			3,525,289
Mexico - 0.3%
America Movil SAB de CV:
4.125% 10/25/19	EUR	300,000	414,173
5% 3/30/20		400,000	450,588
Petroleos Mexicanos 4.875% 1/24/22 (Reg. S)		800,000	830,000
TOTAL MEXICO			1,694,761
Multi-National - 0.4%
European Investment Bank 1.75% 3/15/17		1,000,000	1,006,097
European Union 3.25% 4/4/18	EUR	1,000,000	1,388,363
TOTAL MULTI-NATIONAL			2,394,460
Netherlands - 0.6%
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	423,654	379,494
CRH Finance BV 5% 1/25/19	EUR	100,000	134,581
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
ING Verzekeringen NV 3.268% 6/21/21 (h)	EUR	850,000	$ 1,011,633
Linde Finance BV 3.875% 6/1/21	EUR	500,000	710,021
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	268,444
Rabobank Nederland 4% 1/11/22	EUR	500,000	659,621
TOTAL NETHERLANDS			3,163,794
Norway - 0.5%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	277,529
Eksportfinans ASA 2% 9/15/15		550,000	483,526
Kommunalbanken A/S 5.125% 5/30/12		1,900,000	1,926,030
TOTAL NORWAY			2,687,085
Russia - 0.1%
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	363,296
Singapore - 0.0%
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	270,445
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,202,968
MAPFRE SA 5.921% 7/24/37 (h)	EUR	200,000	175,396
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	136,326
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	132,057
TOTAL SPAIN			1,646,747
Sweden - 0.2%
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	600,000	832,339
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	505,972
United Arab Emirates - 0.0%
Emirates Bank International PJSC 5.0531% 4/30/12 (h)		229,000	228,999
United Kingdom - 2.3%
3I Group PLC 5.625% 3/17/17	EUR	150,000	197,538
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	532,731
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	549,825
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	886,579
6.75% 1/16/23 (h)	GBP	300,000	439,042
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	204,896
8.125% 11/15/13		200,000	222,764
BG Energy Capital PLC 5% 11/4/36	GBP	150,000	259,224
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	160,000	$ 301,462
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	514,266
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	585,006
Imperial Tobacco Finance:
4.5% 7/5/18	EUR	200,000	279,882
7.25% 9/15/14	EUR	150,000	220,384
7.75% 6/24/19	GBP	500,000	980,981
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	600,000	761,227
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	172,670
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	562,398
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	168,440
7.125% 12/1/37 (f)		200,000	195,821
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	409,681
Old Mutual PLC 7.125% 10/19/16	GBP	200,000	346,550
Royal Bank of Scotland PLC:
1.2805% 4/11/16 (h)		250,000	196,250
5.125% 1/13/24	GBP	500,000	812,591
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	580,442
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	276,575
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,076
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	139,349
Virgin Media Finance PLC 8.875% 10/15/19	GBP	250,000	440,295
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	265,125
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	267,506
TOTAL UNITED KINGDOM			11,921,576
United States of America - 4.1%
Air Products & Chemicals, Inc. 3% 11/3/21		450,000	465,655
Altria Group, Inc.:
8.5% 11/10/13		210,000	236,877
9.25% 8/6/19		400,000	544,880
American International Group, Inc. 6.765% 11/15/17 (Reg. S)	GBP	200,000	313,927
Amgen, Inc. 5.5% 12/7/26	GBP	250,000	426,053
AT&T, Inc. 5.55% 8/15/41		300,000	347,496
Bank of America Corp. 4.75% 5/6/19 (h)	EUR	250,000	269,824
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19 (f)		500,000	480,000
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	574,190
4.587% 12/15/15		500,000	525,110
Comcast Corp. 6.55% 7/1/39		350,000	439,178
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Credit Suisse New York Branch:
4.375% 8/5/20		$ 600,000	$ 611,574
5% 5/15/13		400,000	415,278
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	442,193
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	279,532
Federated Retail Holdings, Inc. 6.375% 3/15/37		300,000	360,661
Frontier Oil Corp. 6.875% 11/15/18		250,000	256,250
General Electric Capital Corp. 4.65% 10/17/21		250,000	264,312
General Electric Co. 5.25% 12/6/17		550,000	643,015
Gilead Sciences, Inc. 5.65% 12/1/41		250,000	284,968
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	323,404
Goldman Sachs Group, Inc.:
3.625% 2/7/16		150,000	149,456
5.75% 1/24/22		550,000	570,529
JPMorgan Chase & Co.:
4.25% 10/15/20		1,020,000	1,038,981
4.35% 8/15/21		500,000	510,409
KeyBank NA 1.646% 2/9/12 (h)	EUR	510,000	666,690
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	260,751
Macy's Retail Holdings, Inc. 5.125% 1/15/42		150,000	156,234
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	560,199
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,247,672
NBCUniversal Media LLC 4.375% 4/1/21		500,000	543,249
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	128,851
PPL Energy Supply LLC 6.5% 5/1/18		160,000	184,735
Procter & Gamble Co. 1.45% 8/15/16		350,000	356,135
Qwest Corp. 6.75% 12/1/21		650,000	721,613
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	184,691
SABMiller Holdings, Inc.:
2.45% 1/15/17 (f)		400,000	408,764
3.75% 1/15/22 (f)		200,000	208,372
4.95% 1/15/42 (f)		300,000	319,105
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	319,597
State Street Corp. 4.375% 3/7/21		500,000	552,928
Time Warner Cable, Inc. 4.125% 2/15/21		500,000	527,031
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	261,590
U.S. Bancorp 2.2% 11/15/16		600,000	612,037
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	544,434
Verizon Communications, Inc.:
3.5% 11/1/21		400,000	418,709
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Verizon Communications, Inc.: - continued
4.75% 11/1/41		$ 250,000	$ 266,669
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	630,286
Wells Fargo & Co. 3.676% 6/15/16		450,000	479,581
TOTAL UNITED STATES OF AMERICA			21,333,675
TOTAL NONCONVERTIBLE BONDS (Cost $71,611,503)			72,864,742
Government Obligations - 24.2%

Canada - 0.7%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,169,065
5.25% 6/1/12	CAD	1,350,000	1,365,523
TOTAL CANADA			3,534,588
Czech Republic - 0.4%
Czech Republic 3.85% 9/29/21	CZK	38,400,000	2,091,428
Germany - 3.3%
German Federal Republic:
2.25% 9/4/21	EUR	200,000	273,048
3.25% 7/4/21	EUR	4,525,000	6,695,569
4% 1/4/18	EUR	1,355,000	2,078,521
4.75% 7/4/40	EUR	3,000,000	5,713,910
5.5% 1/4/31	EUR	200,000	375,774
5.625% 1/4/28	EUR	1,110,000	2,050,992
TOTAL GERMANY			17,187,814
Italy - 2.1%
Italian Republic 4.75% 9/1/21	EUR	9,250,000	11,203,246
Japan - 13.5%
Japan Government:
0.2% 7/15/12	JPY	840,000,000	11,023,218
1.1% 12/20/12	JPY	18,700,000	247,426
1.3% 3/20/15	JPY	740,000,000	10,034,732
1.3% 6/20/20	JPY	1,376,000,000	18,842,479
1.7% 12/20/16	JPY	345,000,000	4,824,180
1.7% 9/20/17	JPY	311,000,000	4,373,481
1.9% 6/20/16	JPY	469,250,000	6,580,550
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.9% 3/20/29	JPY	966,500,000	$ 13,204,725
2% 9/20/40	JPY	141,000,000	1,888,094
TOTAL JAPAN			71,018,885
Poland - 0.1%
Polish Government 4% 3/23/21	EUR	300,000	368,136
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,930,615
United Kingdom - 0.2%
UK Treasury Indexed-Linked GILT 0.125% 3/22/29	GBP	401,792	662,525
United Kingdom, Great Britain and Northern Ireland 4.75% 12/7/38	GBP	150,000	312,166
TOTAL UNITED KINGDOM			974,691
United States of America - 3.6%
Federal Home Loan Bank 3.625% 10/18/13		300,000	316,637
Freddie Mac 2.125% 9/21/12		650,000	658,152
U.S. Treasury Bonds:
3.125% 11/15/41		2,600,000	2,695,875
5.25% 2/15/29		250,000	345,430
U.S. Treasury Notes 0.875% 12/31/16		14,700,000	14,836,666
TOTAL UNITED STATES OF AMERICA			18,852,760
TOTAL GOVERNMENT OBLIGATIONS (Cost $115,211,171)			127,162,163
Asset-Backed Securities - 0.2%

Clock Finance BV Series 2007-1 Class B2, 1.691% 2/25/15 (h)	EUR	100,000	124,832
Geldilux Ltd. Series 2007-TS Class A, 1.403% 9/8/14 (h)	EUR	200,000	259,752
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	243,581	425,992
TOTAL ASSET-BACKED SECURITIES (Cost $790,436)			810,576
Collateralized Mortgage Obligations - 0.5%
		Principal Amount (d)	Value
Private Sponsor - 0.5%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.8656% 5/17/60 (h)		$ 300,000	$ 299,835
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.3683% 10/18/54 (h)	GBP	300,000	471,117
Granite Master Issuer PLC Series 2005-1 Class A5, 0.98% 12/20/54 (h)	EUR	221,990	279,899
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.967% 10/15/54 (h)		400,000	399,464
Permanent Master Issuer PLC Series 2011-1X Class 1A2, 2.3667% 7/15/42 (h)	GBP	250,000	391,964
Storm BV:
Series 2010-1 Class A2, 2.418% 3/22/52 (h)	EUR	500,000	646,581
Series 2011-4 Class A1, 2.538% 10/22/53 (h)	EUR	195,314	254,893
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,812,201)			2,743,753
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.688% 8/18/17 (h)	EUR	156,122	176,591
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.444% 7/20/16 (h)	EUR	155,364	186,190
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.005% 7/22/43 (h)	EUR	100,000	114,398
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.2996% 4/19/21 (h)	GBP	150,000	220,443
London & Regional Debt Securitisation No. 1 PLC Class A, 1.1767% 10/15/14 (h)	GBP	100,000	141,278
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (h)	GBP	95,847	140,828
TOTAL UNITED KINGDOM			502,549
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,068,958)			979,728
Fixed-Income Funds - 6.0%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (i)	2,252,025	$ 22,970,656
Fidelity High Income Central Fund 1 (i)	85,378	8,372,212
TOTAL FIXED-INCOME FUNDS (Cost $30,630,021)		31,342,868
Preferred Securities - 0.0%
	Principal Amount (d)
United Kingdom - 0.0%
Barclays Bank PLC 4.875% (g)(h) (Cost $369,328)	$ 350,000	277,053
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	10,107,838	10,107,838
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	761,583	761,583
TOTAL MONEY MARKET FUNDS (Cost $10,869,421)		10,869,421
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $479,955,295)		524,356,179
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,084,185
NET ASSETS - 100%		$ 525,440,364
Currency Abbreviations
CAD	-	Canadian dollar
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,745,802 or 0.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,952
Fidelity Emerging Markets Debt Central Fund	506,656
Fidelity High Income Central Fund 1	153,148
Fidelity Securities Lending Cash Central Fund	761
Total	$ 663,517
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 26,242,783	$ 506,710	$ 4,005,852	$ 22,970,656	20.0%
Fidelity Emerging Markets Equity Central Fund	12,104,910	-	11,787,976	-	0.0%
Fidelity High Income Central Fund 1	6,226,123	3,143,140	1,201,625	8,372,212	1.6%
Total	$ 44,573,816	$ 3,649,850	$ 16,995,453	$ 31,342,868
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 156,964,268	$ 156,964,268	$ -	$ -
United Kingdom	26,886,220	13,723,702	13,162,518	-
Canada	22,150,402	22,150,402	-	-
Japan	19,244,580	17,311,970	1,932,610	-
France	10,093,605	7,674,684	2,418,921	-
Germany	6,988,027	5,409,416	1,578,611	-
Switzerland	6,654,992	5,697,306	957,686	-
Australia	4,940,887	4,242,387	698,500	-
Netherlands	4,220,989	2,312,722	1,908,267	-
Other	19,161,905	14,285,833	4,876,072	-
Corporate Bonds	72,864,742	-	72,864,742	-
Government Obligations	127,162,163	-	127,162,163	-
Asset-Backed Securities	810,576	-	810,576	-
Collateralized Mortgage Obligations	2,743,753	-	2,743,753	-
Commercial Mortgage Securities	979,728	-	979,728	-
Fixed-Income Funds	31,342,868	31,342,868	-	-
Preferred Securities	277,053	-	277,053	-
Money Market Funds	10,869,421	10,869,421	-	-
Total Investments in Securities:	$ 524,356,179	$ 291,984,979	$ 232,371,200	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $482,032,439. Net unrealized appreciation aggregated $42,323,740, of which $53,095,020 related to appreciated investment securities and $10,771,280 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Valuation - continued
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

January 31, 2012

1.813033.107

GBL-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 52.3%
	Shares	Value
Australia - 0.9%
AMP Ltd.	56,997	$ 258,369
Australia & New Zealand Banking Group Ltd.	8,735	198,537
BHP Billiton Ltd.	17,636	698,500
Commonwealth Bank of Australia	13,030	700,762
Computershare Ltd.	28,816	234,022
Crown Ltd.	17,344	148,956
CSL Ltd.	7,430	245,544
Fortescue Metals Group Ltd.	56,690	303,920
Iluka Resources Ltd.	8,203	159,536
Macquarie Group Ltd.	11,707	316,918
Newcrest Mining Ltd.	2,423	86,737
QBE Insurance Group Ltd.	16,122	196,139
Rio Tinto Ltd.	3,436	252,272
Suncorp-Metway Ltd.	30,856	275,484
Telstra Corp. Ltd.	95,081	336,124
Wesfarmers Ltd.	10,090	324,560
WorleyParsons Ltd.	7,059	204,507
TOTAL AUSTRALIA		4,940,887
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	75,500	324,956
Bailiwick of Jersey - 0.5%
Experian PLC	64,300	870,990
Randgold Resources Ltd. sponsored ADR	4,700	537,727
Shire PLC	29,157	968,047
Wolseley PLC	12,600	436,271
TOTAL BAILIWICK OF JERSEY		2,813,035
Belgium - 0.0%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	12
Bermuda - 0.2%
Freescale Semiconductor Holdings I Ltd.	41,000	654,770
Jardine Strategic Holdings Ltd.	2,500	77,900
Lazard Ltd. Class A	6,600	189,552
Noble Group Ltd.	63,000	67,615
Pacific Basin Shipping Ltd.	162,000	77,081
Ports Design Ltd.	38,500	63,048
TOTAL BERMUDA		1,129,966
British Virgin Islands - 0.0%
Mail.ru Group Ltd. GDR (Reg. S) (a)	5,800	191,400
Common Stocks - continued
	Shares	Value
Canada - 4.2%
Agrium, Inc.	1,800	$ 145,095
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,900	88,063
Astral Media, Inc. Class A (non-vtg.)	1,000	35,153
Bank of Montreal (e)	6,800	395,285
Bank of Nova Scotia	12,600	647,497
Barrick Gold Corp.	10,600	522,838
Baytex Energy Corp.	3,700	212,683
BCE, Inc.	7,500	305,759
Bombardier, Inc. Class B (sub. vtg.)	9,400	43,496
Brookfield Asset Management, Inc. Class A	5,200	157,802
Brookfield Properties Corp.	5,300	91,491
Calfrac Well Services Ltd.	500	12,934
Canadian Imperial Bank of Commerce	4,400	334,580
Canadian National Railway Co.	5,100	384,655
Canadian Natural Resources Ltd.	11,900	471,372
Canadian Oil Sands Ltd.	2,800	69,417
Canadian Pacific	3,200	228,204
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	90,292
Celtic Exploration Ltd. (a)	6,200	114,262
Cenovus Energy, Inc.	15,300	558,292
CGI Group, Inc. Class A (sub. vtg.) (a)	4,500	90,875
Copper Mountain Mining Corp. (a)	12,400	64,550
Crescent Point Energy Corp.	2,300	105,189
Detour Gold Corp. (a)	700	19,560
Eldorado Gold Corp.	4,200	63,623
Enbridge, Inc.	9,300	349,927
European Goldfields Ltd. (a)	5,000	63,924
Finning International, Inc.	5,400	147,500
First Quantum Minerals Ltd.	7,800	170,818
Fortis, Inc.	3,100	103,225
Goldcorp, Inc.	11,100	536,874
Harry Winston Diamond Corp. (a)	15,100	176,637
Imperial Oil Ltd.	3,000	142,947
Inmet Mining Corp.	1,900	126,951
Intact Financial Corp.	3,250	191,613
Ivanhoe Mines Ltd. (a)	4,010	64,664
Keyera Corp.	149,423	6,997,661
Magna International, Inc. Class A (sub. vtg.)	1,700	70,221
Manulife Financial Corp.	17,100	199,692
Metro, Inc. Class A (sub. vtg.)	4,400	240,195
National Bank of Canada	2,200	165,030
New Gold, Inc. (a)	6,200	72,588
Common Stocks - continued
	Shares	Value
Canada - continued
Nexen, Inc.	11,800	$ 211,464
Open Text Corp. (a)	1,100	55,749
Pembina Pipeline Corp.	2,300	61,517
Penn West Petroleum Ltd.	5,300	115,487
Potash Corp. of Saskatchewan, Inc.	12,200	571,584
Precision Drilling Corp. (a)	8,600	88,251
Progressive Waste Solution Ltd.	900	20,437
Quebecor, Inc. Class B (sub. vtg.)	1,200	42,495
RioCan (REIT)	8,500	220,224
Rogers Communications, Inc. Class B (non-vtg.)	4,150	159,544
Royal Bank of Canada	13,700	715,501
Rubicon Minerals Corp. (a)	17,900	76,580
Silver Wheaton Corp.	4,000	142,688
Sun Life Financial, Inc.	5,600	112,195
Suncor Energy, Inc.	20,172	694,830
SXC Health Solutions Corp. (a)	5,400	341,744
Talisman Energy, Inc.	4,100	48,983
Teck Resources Ltd. Class B (sub. vtg.)	3,400	144,172
TELUS Corp.	3,900	219,823
The Toronto-Dominion Bank	8,200	634,084
Tim Hortons, Inc. (Canada)	2,800	136,433
Tourmaline Oil Corp. (a)	2,400	58,112
TransCanada Corp.	5,400	222,139
Trican Well Service Ltd.	2,300	38,259
Trinidad Drilling Ltd.	6,300	42,157
Valeant Pharmaceuticals International, Inc. (Canada) (a)	8,500	411,628
Vermilion Energy, Inc.	1,600	73,398
Westport Innovations, Inc. (a)	29,000	1,206,400
Yamana Gold, Inc.	12,200	211,090
TOTAL CANADA		22,150,402
Cayman Islands - 0.1%
Anta Sports Products Ltd.	83,000	83,586
Baidu.com, Inc. sponsored ADR (a)	700	89,264
China Mengniu Dairy Co. Ltd.	9,000	24,080
Shenguan Holdings Group Ltd.	140,000	79,611
SouFun Holdings Ltd. ADR	8,100	151,632
Tencent Holdings Ltd.	6,500	158,996
TOTAL CAYMAN ISLANDS		587,169
Common Stocks - continued
	Shares	Value
Denmark - 0.3%
Danske Bank A/S (a)	31,508	$ 460,145
Novo Nordisk A/S Series B	7,375	876,361
TOTAL DENMARK		1,336,506
France - 1.9%
Accor SA	9,600	291,683
Arkema SA	6,400	517,153
Atos Origin SA	10,516	528,444
BNP Paribas SA	19,736	835,590
Christian Dior SA	2,400	339,648
Compagnie Generale de Geophysique SA (a)	17,000	475,784
Danone	15,000	925,734
Iliad SA	3,511	424,229
JC Decaux SA (a)	20,400	517,234
LVMH Moet Hennessy - Louis Vuitton SA	4,963	802,332
PPR SA	6,100	959,813
Publicis Groupe SA	12,100	608,675
Remy Cointreau SA	3,300	290,526
Sanofi-aventis	26,210	1,943,137
Unibail-Rodamco	3,300	633,623
TOTAL FRANCE		10,093,605
Germany - 0.9%
Allianz AG	7,789	856,372
BASF AG	9,167	704,771
Bayer AG	14,600	1,022,404
Fresenius Medical Care AG & Co. KGaA	6,600	471,822
HeidelbergCement Finance AG	10,100	496,377
SAP AG	18,307	1,106,789
TOTAL GERMANY		4,658,535
Hong Kong - 0.2%
BOC Hong Kong (Holdings) Ltd.	48,000	126,882
Cheung Kong Holdings Ltd.	18,000	242,313
Hong Kong Exchanges and Clearing Ltd.	9,500	164,882
Hutchison Whampoa Ltd.	24,000	228,232
SJM Holdings Ltd.	61,000	109,175
Wharf Holdings Ltd.	34,000	193,340
TOTAL HONG KONG		1,064,824
Ireland - 0.5%
Accenture PLC Class A	6,000	344,040
Alkermes PLC (a)	26,000	489,060
Common Stocks - continued
	Shares	Value
Ireland - continued
CRH PLC	17,700	$ 351,680
Elan Corp. PLC (a)	39,300	533,333
Elan Corp. PLC sponsored ADR (a)	51,000	694,110
James Hardie Industries NV CDI	25,229	189,892
TOTAL IRELAND		2,602,115
Israel - 0.0%
Check Point Software Technologies Ltd. (a)	4,000	225,160
Italy - 0.6%
ENI SpA	54,800	1,214,103
Fiat Industrial SpA (a)	46,700	457,499
Intesa Sanpaolo SpA	171,758	327,990
Prada SpA	112,400	537,705
Prysmian SpA	26,100	391,898
TOTAL ITALY		2,929,195
Japan - 3.7%
Anritsu Corp. (e)	8,000	95,291
Asahi Kasei Corp.	134,000	847,278
Chiyoda Corp.	6,000	69,972
Cosmos Pharmaceutical Corp.	2,700	126,978
CyberAgent, Inc.	255	745,966
Dainippon Screen Manufacturing Co. Ltd.	43,000	361,577
Daito Trust Construction Co. Ltd.	3,700	348,498
Daiwa House Industry Co. Ltd.	13,000	164,227
DeNA Co. Ltd.	8,700	220,154
Digital Garage, Inc. (a)	104	301,509
Don Quijote Co. Ltd.	5,700	211,759
East Japan Railway Co.	6,600	427,273
Exedy Corp.	6,100	186,049
GREE, Inc. (e)	10,800	311,688
Hitachi Transport System Ltd.	8,700	147,910
Honda Motor Co. Ltd.	24,500	845,423
Ishikawajima-Harima Heavy Industries Co. Ltd.	33,000	86,580
Japan Tobacco, Inc.	138	678,867
JS Group Corp.	31,200	645,037
JTEKT Corp.	36,700	392,853
Kakaku.com, Inc.	2,100	68,044
Kao Corp.	8,700	228,941
KDDI Corp.	78	494,215
Kenedix Realty Investment Corp.	57	167,493
Kuraray Co. Ltd.	6,700	97,296
Common Stocks - continued
	Shares	Value
Japan - continued
Lawson, Inc.	10,200	$ 619,520
Makita Corp.	3,400	128,320
Marubeni Corp.	50,000	345,009
Mitsui & Co. Ltd.	42,100	714,645
Mitsui Fudosan Co. Ltd.	45,000	739,669
MS&AD Insurance Group Holdings, Inc.	9,200	188,634
Namco Bandai Holdings, Inc.	30,000	426,997
NHK Spring Co. Ltd.	46,000	441,112
Nissan Motor Co. Ltd.	50,200	473,486
Nitto Boseki Co. Ltd.	14,000	47,750
NOK Corp.	22,800	425,911
NTT Urban Development Co.	402	294,262
ORIX Corp.	5,520	516,301
Pioneer Corp. (a)	44,200	211,056
Rakuten, Inc.	538	542,729
Sega Sammy Holdings, Inc.	14,900	322,511
Shimadzu Corp.	52,000	452,945
Shin-Etsu Chemical Co., Ltd.	9,600	498,701
Shinsei Bank Ltd.	269,000	303,476
SMC Corp.	2,700	468,595
SOFTBANK CORP.	15,500	431,674
Stanley Electric Co. Ltd.	13,500	207,379
Start Today Co. Ltd.	4,000	78,079
Sumitomo Mitsui Financial Group, Inc.	34,000	1,087,187
Sundrug Co. Ltd.	8,500	251,889
Terumo Corp.	2,400	115,073
Toray Industries, Inc.	46,000	345,166
Toyo Engineering Corp.	25,000	104,618
Universal Entertainment Corp.	4,200	112,397
Yamato Kogyo Co. Ltd.	2,500	78,611
TOTAL JAPAN		19,244,580
Luxembourg - 0.1%
ArcelorMittal SA Class A unit	2,000	41,040
Millicom International Cellular SA (depositary receipt)	3,400	336,151
TOTAL LUXEMBOURG		377,191
Netherlands - 0.8%
AEGON NV (a)	94,400	458,574
ING Groep NV (Certificaten Van Aandelen) (a)	109,400	998,046
Koninklijke Philips Electronics NV	22,300	451,647
Common Stocks - continued
	Shares	Value
Netherlands - continued
LyondellBasell Industries NV Class A	37,700	$ 1,624,870
NXP Semiconductors NV (a)	32,400	687,852
TOTAL NETHERLANDS		4,220,989
Norway - 0.0%
Storebrand ASA (A Shares)	46,500	229,829
Papua New Guinea - 0.0%
Oil Search Ltd. ADR	27,086	189,780
Singapore - 0.1%
DBS Group Holdings Ltd.	35,000	377,032
Keppel Corp. Ltd.	31,100	268,263
TOTAL SINGAPORE		645,295
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	106,291	932,548
Grifols SA (a)	24,900	454,323
Inditex SA	11,128	970,810
Mediaset Espana Comunicacion, S.A.	41,923	244,940
TOTAL SPAIN		2,602,621
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	24,608	805,675
Swedbank AB (A Shares)	46,046	661,378
Swedish Match Co. AB	12,800	445,798
TOTAL SWEDEN		1,912,851
Switzerland - 1.3%
ACE Ltd.	7,000	487,200
Adecco SA (Reg.)	10,149	481,175
Nestle SA	44,935	2,575,736
Roche Holding AG (participation certificate)	9,649	1,633,593
Schindler Holding AG (participation certificate)	4,473	519,602
UBS AG (a)	70,176	957,686
TOTAL SWITZERLAND		6,654,992
United Kingdom - 5.1%
Aegis Group PLC	362,245	900,877
Antofagasta PLC	20,000	407,554
ASOS PLC (a)	12,100	327,997
Aviva PLC	101,800	561,476
Barclays PLC	252,537	846,879
Barratt Developments PLC (a)	102,100	175,713
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bellway PLC	33,700	$ 391,430
BG Group PLC	94,882	2,130,860
BHP Billiton PLC	33,940	1,141,100
British American Tobacco PLC:
(United Kingdom)	30,300	1,395,437
sponsored ADR	7,700	710,017
British Land Co. PLC	72,076	555,009
Carphone Warehouse Group PLC	53,150	139,049
Filtrona PLC	74,800	446,783
GlaxoSmithKline PLC	52,200	1,161,272
HSBC Holdings PLC (United Kingdom)	164,200	1,372,084
Imagination Technologies Group PLC (a)	40,200	366,193
ITV PLC	243,800	287,787
Lloyds Banking Group PLC (a)	842,300	407,377
Meggitt PLC	96,600	552,637
Michael Page International PLC	58,300	357,508
Misys PLC	59,500	302,977
Next PLC	15,600	643,897
Old Mutual PLC	172,900	397,836
Persimmon PLC	39,500	327,757
Prudential PLC	43,058	476,325
Rolls-Royce Group PLC	55,961	648,671
Royal Dutch Shell PLC Class A (United Kingdom)	85,879	3,047,098
Standard Chartered PLC (United Kingdom)	55,687	1,346,280
SuperGroup PLC (a)	43,500	445,614
Ted Baker PLC	25,400	298,327
Tullow Oil PLC	22,800	499,466
Unilever PLC	35,900	1,160,324
Vodafone Group PLC	590,600	1,593,146
Xstrata PLC	62,800	1,063,463
TOTAL UNITED KINGDOM		26,886,220
United States of America - 29.9%
Accretive Health, Inc. (a)	7,000	187,810
Airgas, Inc.	10,000	789,300
Alexion Pharmaceuticals, Inc. (a)	7,000	537,320
Altera Corp.	6,000	238,740
American Tower Corp.	30,000	1,905,300
Ameriprise Financial, Inc.	25,000	1,338,750
Amgen, Inc.	30,000	2,037,300
Analog Devices, Inc.	4,000	156,520
Apple, Inc. (a)	16,700	7,623,216
Common Stocks - continued
	Shares	Value
United States of America - continued
Applied Micro Circuits Corp. (a)	400	$ 3,132
AutoZone, Inc. (a)	3,100	1,078,428
Bank of America Corp.	75,000	534,750
BB&T Corp.	73,000	1,984,870
BBCN Bancorp, Inc. (a)	50,000	506,000
Beam, Inc.	19,700	1,030,507
Biogen Idec, Inc. (a)	25,700	3,030,544
Broadcom Corp. Class A	12,000	412,080
Cameron International Corp. (a)	32,000	1,702,400
CF Industries Holdings, Inc.	6,000	1,064,280
Citrix Systems, Inc. (a)	108,000	7,042,680
Comerica, Inc.	19,000	525,730
Continental Resources, Inc. (a)	15,000	1,210,200
Cummins, Inc.	32,400	3,369,600
Dollar General Corp. (a)	11,000	468,710
Dr Pepper Snapple Group, Inc.	9,000	349,380
Duke Energy Corp.	48,000	1,022,880
Dunkin' Brands Group, Inc. (a)	300	8,295
Edwards Lifesciences Corp. (a)	94,000	7,770,980
El Paso Electric Co.	22,500	783,000
Elizabeth Arden, Inc. (a)	20,000	719,400
EMC Corp. (a)	13,000	334,880
Equinix, Inc. (a)	300	35,988
Estee Lauder Companies, Inc. Class A	62,000	3,591,660
Fair Isaac Corp.	23,000	833,520
Fairchild Semiconductor International, Inc. (a)	15,000	209,700
FedEx Corp.	21,000	1,921,290
Fifth Third Bancorp	537,000	6,986,370
Fluor Corp.	3,100	174,344
Freeport-McMoRan Copper & Gold, Inc.	24,000	1,109,040
G-III Apparel Group Ltd. (a)	55,700	1,271,631
H.B. Fuller Co.	17,000	486,540
HMS Holdings Corp. (a)	2,000	66,020
Home Depot, Inc.	15,000	665,850
Humana, Inc.	6,000	534,120
Illumina, Inc. (a)	7,000	362,320
Intuit, Inc.	149,000	8,409,560
J.B. Hunt Transport Services, Inc.	27,000	1,378,890
Las Vegas Sands Corp.	11,000	540,210
Lincoln National Corp.	99,000	2,132,460
Linear Technology Corp.	3,000	99,960
Lorillard, Inc.	4,000	429,560
Common Stocks - continued
	Shares	Value
United States of America - continued
lululemon athletica, Inc. (a)	1,900	$ 119,947
Mako Surgical Corp. (a)	9,000	322,020
Manitowoc Co., Inc.	17,300	232,512
Marten Transport Ltd.	17,000	371,450
Masco Corp.	8,000	96,560
MasterCard, Inc. Class A	14,000	4,977,980
McDonald's Corp.	15,700	1,555,085
Mead Johnson Nutrition Co. Class A	7,400	548,266
Medivation, Inc. (a)	14,000	775,740
Michael Kors Holdings Ltd.	15,500	479,725
Microsoft Corp.	89,000	2,628,170
Morgan Stanley	95,400	1,779,210
National Oilwell Varco, Inc.	8,000	591,840
NIKE, Inc. Class B	16,000	1,663,840
Noble Energy, Inc.	17,900	1,801,993
Nu Skin Enterprises, Inc. Class A	17,000	849,150
Nuance Communications, Inc. (a)	36,000	1,026,720
Oasis Petroleum, Inc. (a)	15,000	506,100
Ocwen Financial Corp. (a)	16,000	230,240
ON Semiconductor Corp. (a)	24,000	208,800
ONEOK, Inc.	5,000	415,800
Perrigo Co.	50,100	4,789,560
Pioneer Natural Resources Co.	3,000	297,900
Prestige Brands Holdings, Inc. (a)	83,000	1,065,720
PulteGroup, Inc. (a)	349,000	2,600,050
Reliance Steel & Aluminum Co.	9,000	478,800
Reynolds American, Inc.	14,000	549,220
Rosetta Resources, Inc. (a)	2,000	95,980
salesforce.com, Inc. (a)	25,100	2,931,680
SM Energy Co.	7,000	508,060
Stanley Black & Decker, Inc.	4,000	280,720
Starbucks Corp.	26,000	1,246,180
SunTrust Banks, Inc.	48,000	987,360
Texas Instruments, Inc.	19,000	615,220
The Coca-Cola Co.	26,000	1,755,780
The Mosaic Co.	4,200	235,074
TIBCO Software, Inc. (a)	8,000	208,560
TJX Companies, Inc.	65,000	4,429,100
Torchmark Corp.	28,000	1,278,760
Union Pacific Corp.	69,500	7,944,545
United Rentals, Inc. (a)	5,000	191,200
UnitedHealth Group, Inc.	65,800	3,407,782
Common Stocks - continued
	Shares	Value
United States of America - continued
USG Corp. (a)	7,000	$ 89,880
Visa, Inc. Class A	2,800	281,792
W.R. Grace & Co. (a)	58,800	3,148,152
Wal-Mart Stores, Inc.	107,000	6,565,520
Weight Watchers International, Inc.	5,000	380,650
WellPoint, Inc.	9,000	578,880
Wells Fargo & Co.	127,000	3,709,670
WESCO International, Inc. (a)	29,000	1,823,520
Wyndham Worldwide Corp.	34,000	1,351,840
Yum! Brands, Inc.	15,000	949,950
TOTAL UNITED STATES OF AMERICA		156,964,268
TOTAL COMMON STOCKS (Cost $244,938,896)		274,976,383
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Hugo Boss AG (non-vtg.)	3,300	294,151
ProSiebenSat.1 Media AG	46,000	1,079,373
Volkswagen AG	5,400	955,968
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,653,360)		2,329,492
Nonconvertible Bonds - 13.9%
		Principal Amount (d)
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	327,004
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	268,792
Rio Tinto Finance Ltd. (United States) 9% 5/1/19		250,000	347,909
Westpac Banking Corp. 4.875% 11/19/19		600,000	645,476
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	524,841
TOTAL AUSTRALIA			2,114,022
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	538,306
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Belgium - 0.1%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	300,000	$ 406,513
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	188,345
TOTAL BELGIUM			594,858
Bermuda - 0.2%
Li & Fung Ltd. 5.25% 5/13/20		1,000,000	1,031,800
Brazil - 0.1%
Telemar Norte Leste SA 5.125% 12/15/17 (Reg. S)	EUR	250,000	327,396
British Virgin Islands - 0.2%
CLP Power Hong Kong Financing Ltd. 4.75% 7/12/21		400,000	427,427
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	420,299
TOTAL BRITISH VIRGIN ISLANDS			847,726
Canada - 0.1%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	256,999
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	215,284
TOTAL CANADA			472,283
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	195,298	273,815
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	489,611
IPIC GMTN Ltd. 5.875% 3/14/21 (Reg S.)	EUR	350,000	453,800
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	204,547
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	196,332
TOTAL CAYMAN ISLANDS			1,618,105
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	308,679
France - 1.0%
Arkema SA 4% 10/25/17	EUR	250,000	329,397
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	523,585
Compagnie de St. Gobain 1.526% 4/11/12 (h)	EUR	175,000	228,819
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	344,420
Credit Logement SA:
2.026% (g)(h)	EUR	150,000	98,015
2.573% (g)(h)	EUR	250,000	153,704
EDF SA:
4.625% 9/11/24	EUR	150,000	207,336
5.5% 10/17/41	GBP	400,000	635,574
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
France - continued
Eutelsat SA 5% 1/14/19	EUR	300,000	$ 405,384
Iliad SA 4.875% 6/1/16	EUR	500,000	668,623
Safran SA 4% 11/26/14	EUR	400,000	532,616
Societe Fonciere Lyonnaise SA 4.625% 5/25/16	EUR	400,000	504,241
Societe Generale SCF 4% 7/7/16	EUR	450,000	623,009
TOTAL FRANCE			5,254,723
Germany - 0.2%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	225,624
Kinove German Bondco GmbH 10% 6/15/18 (Reg. S)	EUR	250,000	326,170
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	312,605
TOTAL GERMANY			864,399
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	400,780
India - 0.0%
Export-Import Bank of India 0.6957% 6/7/12 (h)	JPY	20,000,000	261,000
Ireland - 0.3%
Bank of Ireland 1.0576% 2/15/12 (h)	GBP	550,000	849,464
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	715,106
TOTAL IRELAND			1,564,570
Isle of Man - 0.0%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	304,557
Italy - 0.5%
Intesa Sanpaolo SpA:
2.9061% 2/24/14 (f)(h)		400,000	368,701
3.75% 11/23/16	EUR	350,000	437,316
4.375% 8/16/16	EUR	500,000	648,212
6.375% 11/12/17 (h)	GBP	150,000	209,923
Pirelli & C SpA 5.125% 2/22/16	EUR	500,000	648,815
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	260,705
TOTAL ITALY			2,573,672
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	474,964
Korea (South) - 0.5%
Export-Import Bank of Korea:
5% 4/11/22		200,000	205,100
5.875% 1/14/15		500,000	537,775
Kookmin Bank 5.875% 6/11/12		200,000	202,514
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Korea (South) - continued
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		$ 190,000	$ 202,054
Korea Resources Corp. 4.125% 5/19/15		610,000	623,072
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	459,746
5% 9/30/14 (Reg. S)		200,000	208,997
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	305,206
TOTAL KOREA (SOUTH)			2,744,464
Luxembourg - 0.7%
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	300,000	376,690
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	205,512
6.58% 10/31/13	GBP	100,000	165,086
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	338,432
7.125% 4/23/15	EUR	150,000	215,812
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	379,844
SB Capital SA:
4.95% 2/7/17 (Reg. S)		550,000	550,000
6.125% 2/7/22 (Reg. S)		500,000	500,000
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	295,500
Tyco Electronics Group SA:
1.6% 2/3/15		200,000	199,592
3.5% 2/3/22		300,000	298,821
TOTAL LUXEMBOURG			3,525,289
Mexico - 0.3%
America Movil SAB de CV:
4.125% 10/25/19	EUR	300,000	414,173
5% 3/30/20		400,000	450,588
Petroleos Mexicanos 4.875% 1/24/22 (Reg. S)		800,000	830,000
TOTAL MEXICO			1,694,761
Multi-National - 0.4%
European Investment Bank 1.75% 3/15/17		1,000,000	1,006,097
European Union 3.25% 4/4/18	EUR	1,000,000	1,388,363
TOTAL MULTI-NATIONAL			2,394,460
Netherlands - 0.6%
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	423,654	379,494
CRH Finance BV 5% 1/25/19	EUR	100,000	134,581
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
ING Verzekeringen NV 3.268% 6/21/21 (h)	EUR	850,000	$ 1,011,633
Linde Finance BV 3.875% 6/1/21	EUR	500,000	710,021
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	268,444
Rabobank Nederland 4% 1/11/22	EUR	500,000	659,621
TOTAL NETHERLANDS			3,163,794
Norway - 0.5%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	277,529
Eksportfinans ASA 2% 9/15/15		550,000	483,526
Kommunalbanken A/S 5.125% 5/30/12		1,900,000	1,926,030
TOTAL NORWAY			2,687,085
Russia - 0.1%
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	363,296
Singapore - 0.0%
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	270,445
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,202,968
MAPFRE SA 5.921% 7/24/37 (h)	EUR	200,000	175,396
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	136,326
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	132,057
TOTAL SPAIN			1,646,747
Sweden - 0.2%
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	600,000	832,339
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	505,972
United Arab Emirates - 0.0%
Emirates Bank International PJSC 5.0531% 4/30/12 (h)		229,000	228,999
United Kingdom - 2.3%
3I Group PLC 5.625% 3/17/17	EUR	150,000	197,538
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	532,731
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	549,825
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	886,579
6.75% 1/16/23 (h)	GBP	300,000	439,042
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	204,896
8.125% 11/15/13		200,000	222,764
BG Energy Capital PLC 5% 11/4/36	GBP	150,000	259,224
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	160,000	$ 301,462
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	514,266
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	585,006
Imperial Tobacco Finance:
4.5% 7/5/18	EUR	200,000	279,882
7.25% 9/15/14	EUR	150,000	220,384
7.75% 6/24/19	GBP	500,000	980,981
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	600,000	761,227
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	172,670
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	562,398
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	168,440
7.125% 12/1/37 (f)		200,000	195,821
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	409,681
Old Mutual PLC 7.125% 10/19/16	GBP	200,000	346,550
Royal Bank of Scotland PLC:
1.2805% 4/11/16 (h)		250,000	196,250
5.125% 1/13/24	GBP	500,000	812,591
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	580,442
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	276,575
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,076
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	139,349
Virgin Media Finance PLC 8.875% 10/15/19	GBP	250,000	440,295
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	265,125
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	267,506
TOTAL UNITED KINGDOM			11,921,576
United States of America - 4.1%
Air Products & Chemicals, Inc. 3% 11/3/21		450,000	465,655
Altria Group, Inc.:
8.5% 11/10/13		210,000	236,877
9.25% 8/6/19		400,000	544,880
American International Group, Inc. 6.765% 11/15/17 (Reg. S)	GBP	200,000	313,927
Amgen, Inc. 5.5% 12/7/26	GBP	250,000	426,053
AT&T, Inc. 5.55% 8/15/41		300,000	347,496
Bank of America Corp. 4.75% 5/6/19 (h)	EUR	250,000	269,824
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19 (f)		500,000	480,000
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	574,190
4.587% 12/15/15		500,000	525,110
Comcast Corp. 6.55% 7/1/39		350,000	439,178
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Credit Suisse New York Branch:
4.375% 8/5/20		$ 600,000	$ 611,574
5% 5/15/13		400,000	415,278
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	442,193
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	279,532
Federated Retail Holdings, Inc. 6.375% 3/15/37		300,000	360,661
Frontier Oil Corp. 6.875% 11/15/18		250,000	256,250
General Electric Capital Corp. 4.65% 10/17/21		250,000	264,312
General Electric Co. 5.25% 12/6/17		550,000	643,015
Gilead Sciences, Inc. 5.65% 12/1/41		250,000	284,968
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	323,404
Goldman Sachs Group, Inc.:
3.625% 2/7/16		150,000	149,456
5.75% 1/24/22		550,000	570,529
JPMorgan Chase & Co.:
4.25% 10/15/20		1,020,000	1,038,981
4.35% 8/15/21		500,000	510,409
KeyBank NA 1.646% 2/9/12 (h)	EUR	510,000	666,690
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	260,751
Macy's Retail Holdings, Inc. 5.125% 1/15/42		150,000	156,234
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	560,199
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,247,672
NBCUniversal Media LLC 4.375% 4/1/21		500,000	543,249
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	128,851
PPL Energy Supply LLC 6.5% 5/1/18		160,000	184,735
Procter & Gamble Co. 1.45% 8/15/16		350,000	356,135
Qwest Corp. 6.75% 12/1/21		650,000	721,613
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	184,691
SABMiller Holdings, Inc.:
2.45% 1/15/17 (f)		400,000	408,764
3.75% 1/15/22 (f)		200,000	208,372
4.95% 1/15/42 (f)		300,000	319,105
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	319,597
State Street Corp. 4.375% 3/7/21		500,000	552,928
Time Warner Cable, Inc. 4.125% 2/15/21		500,000	527,031
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	261,590
U.S. Bancorp 2.2% 11/15/16		600,000	612,037
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	544,434
Verizon Communications, Inc.:
3.5% 11/1/21		400,000	418,709
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Verizon Communications, Inc.: - continued
4.75% 11/1/41		$ 250,000	$ 266,669
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	630,286
Wells Fargo & Co. 3.676% 6/15/16		450,000	479,581
TOTAL UNITED STATES OF AMERICA			21,333,675
TOTAL NONCONVERTIBLE BONDS (Cost $71,611,503)			72,864,742
Government Obligations - 24.2%

Canada - 0.7%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,169,065
5.25% 6/1/12	CAD	1,350,000	1,365,523
TOTAL CANADA			3,534,588
Czech Republic - 0.4%
Czech Republic 3.85% 9/29/21	CZK	38,400,000	2,091,428
Germany - 3.3%
German Federal Republic:
2.25% 9/4/21	EUR	200,000	273,048
3.25% 7/4/21	EUR	4,525,000	6,695,569
4% 1/4/18	EUR	1,355,000	2,078,521
4.75% 7/4/40	EUR	3,000,000	5,713,910
5.5% 1/4/31	EUR	200,000	375,774
5.625% 1/4/28	EUR	1,110,000	2,050,992
TOTAL GERMANY			17,187,814
Italy - 2.1%
Italian Republic 4.75% 9/1/21	EUR	9,250,000	11,203,246
Japan - 13.5%
Japan Government:
0.2% 7/15/12	JPY	840,000,000	11,023,218
1.1% 12/20/12	JPY	18,700,000	247,426
1.3% 3/20/15	JPY	740,000,000	10,034,732
1.3% 6/20/20	JPY	1,376,000,000	18,842,479
1.7% 12/20/16	JPY	345,000,000	4,824,180
1.7% 9/20/17	JPY	311,000,000	4,373,481
1.9% 6/20/16	JPY	469,250,000	6,580,550
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.9% 3/20/29	JPY	966,500,000	$ 13,204,725
2% 9/20/40	JPY	141,000,000	1,888,094
TOTAL JAPAN			71,018,885
Poland - 0.1%
Polish Government 4% 3/23/21	EUR	300,000	368,136
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,930,615
United Kingdom - 0.2%
UK Treasury Indexed-Linked GILT 0.125% 3/22/29	GBP	401,792	662,525
United Kingdom, Great Britain and Northern Ireland 4.75% 12/7/38	GBP	150,000	312,166
TOTAL UNITED KINGDOM			974,691
United States of America - 3.6%
Federal Home Loan Bank 3.625% 10/18/13		300,000	316,637
Freddie Mac 2.125% 9/21/12		650,000	658,152
U.S. Treasury Bonds:
3.125% 11/15/41		2,600,000	2,695,875
5.25% 2/15/29		250,000	345,430
U.S. Treasury Notes 0.875% 12/31/16		14,700,000	14,836,666
TOTAL UNITED STATES OF AMERICA			18,852,760
TOTAL GOVERNMENT OBLIGATIONS (Cost $115,211,171)			127,162,163
Asset-Backed Securities - 0.2%

Clock Finance BV Series 2007-1 Class B2, 1.691% 2/25/15 (h)	EUR	100,000	124,832
Geldilux Ltd. Series 2007-TS Class A, 1.403% 9/8/14 (h)	EUR	200,000	259,752
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	243,581	425,992
TOTAL ASSET-BACKED SECURITIES (Cost $790,436)			810,576
Collateralized Mortgage Obligations - 0.5%
		Principal Amount (d)	Value
Private Sponsor - 0.5%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.8656% 5/17/60 (h)		$ 300,000	$ 299,835
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.3683% 10/18/54 (h)	GBP	300,000	471,117
Granite Master Issuer PLC Series 2005-1 Class A5, 0.98% 12/20/54 (h)	EUR	221,990	279,899
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.967% 10/15/54 (h)		400,000	399,464
Permanent Master Issuer PLC Series 2011-1X Class 1A2, 2.3667% 7/15/42 (h)	GBP	250,000	391,964
Storm BV:
Series 2010-1 Class A2, 2.418% 3/22/52 (h)	EUR	500,000	646,581
Series 2011-4 Class A1, 2.538% 10/22/53 (h)	EUR	195,314	254,893
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,812,201)			2,743,753
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.688% 8/18/17 (h)	EUR	156,122	176,591
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.444% 7/20/16 (h)	EUR	155,364	186,190
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.005% 7/22/43 (h)	EUR	100,000	114,398
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.2996% 4/19/21 (h)	GBP	150,000	220,443
London & Regional Debt Securitisation No. 1 PLC Class A, 1.1767% 10/15/14 (h)	GBP	100,000	141,278
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (h)	GBP	95,847	140,828
TOTAL UNITED KINGDOM			502,549
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,068,958)			979,728
Fixed-Income Funds - 6.0%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (i)	2,252,025	$ 22,970,656
Fidelity High Income Central Fund 1 (i)	85,378	8,372,212
TOTAL FIXED-INCOME FUNDS (Cost $30,630,021)		31,342,868
Preferred Securities - 0.0%
	Principal Amount (d)
United Kingdom - 0.0%
Barclays Bank PLC 4.875% (g)(h) (Cost $369,328)	$ 350,000	277,053
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	10,107,838	10,107,838
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	761,583	761,583
TOTAL MONEY MARKET FUNDS (Cost $10,869,421)		10,869,421
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $479,955,295)		524,356,179
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,084,185
NET ASSETS - 100%		$ 525,440,364
Currency Abbreviations
CAD	-	Canadian dollar
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,745,802 or 0.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,952
Fidelity Emerging Markets Debt Central Fund	506,656
Fidelity High Income Central Fund 1	153,148
Fidelity Securities Lending Cash Central Fund	761
Total	$ 663,517
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 26,242,783	$ 506,710	$ 4,005,852	$ 22,970,656	20.0%
Fidelity Emerging Markets Equity Central Fund	12,104,910	-	11,787,976	-	0.0%
Fidelity High Income Central Fund 1	6,226,123	3,143,140	1,201,625	8,372,212	1.6%
Total	$ 44,573,816	$ 3,649,850	$ 16,995,453	$ 31,342,868
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 156,964,268	$ 156,964,268	$ -	$ -
United Kingdom	26,886,220	13,723,702	13,162,518	-
Canada	22,150,402	22,150,402	-	-
Japan	19,244,580	17,311,970	1,932,610	-
France	10,093,605	7,674,684	2,418,921	-
Germany	6,988,027	5,409,416	1,578,611	-
Switzerland	6,654,992	5,697,306	957,686	-
Australia	4,940,887	4,242,387	698,500	-
Netherlands	4,220,989	2,312,722	1,908,267	-
Other	19,161,905	14,285,833	4,876,072	-
Corporate Bonds	72,864,742	-	72,864,742	-
Government Obligations	127,162,163	-	127,162,163	-
Asset-Backed Securities	810,576	-	810,576	-
Collateralized Mortgage Obligations	2,743,753	-	2,743,753	-
Commercial Mortgage Securities	979,728	-	979,728	-
Fixed-Income Funds	31,342,868	31,342,868	-	-
Preferred Securities	277,053	-	277,053	-
Money Market Funds	10,869,421	10,869,421	-	-
Total Investments in Securities:	$ 524,356,179	$ 291,984,979	$ 232,371,200	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $482,032,439. Net unrealized appreciation aggregated $42,323,740, of which $53,095,020 related to appreciated investment securities and $10,771,280 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Valuation - continued
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012